UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A
                        Amendment No. 1

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 30, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-130684-41

 Morgan Stanley Mortgage Loan Trust 2007-15AR
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-130684

 Morgan Stanley Capital I Inc.
 (Exact name of depositor as specified in its charter)

 Morgan Stanley Mortgage Capital Holdings LLC, successor-in-interest by merger to Morgan Stanley
 Mortgage Capital Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2201113
 54-2201114
 54-2201115
 54-2201116
 54-6760633
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  1-A-1                                _____    _____     __X___   ____________
  1-A-2                                _____    _____     __X___   ____________
  1-A-3                                _____    _____     __X___   ____________
  1-A-4                                _____    _____     __X___   ____________
  1-A-5                                _____    _____     __X___   ____________
  1-A-6                                _____    _____     __X___   ____________
  2-A-1                                _____    _____     __X___   ____________
  2-A-2                                _____    _____     __X___   ____________
  2-A-3                                _____    _____     __X___   ____________
  2-A-4                                _____    _____     __X___   ____________
  2-A-5                                _____    _____     __X___   ____________
  2-A-6                                _____    _____     __X___   ____________
  2-A-7                                _____    _____     __X___   ____________
  2-A-8                                _____    _____     __X___   ____________
  2-A-9                                _____    _____     __X___   ____________
  2-A-10                               _____    _____     __X___   ____________
  2-A-11                               _____    _____     __X___   ____________
  2-A-12                               _____    _____     __X___   ____________
  2-A-13                               _____    _____     __X___   ____________
  2-A-14                               _____    _____     __X___   ____________
  2-A-15                               _____    _____     __X___   ____________
  2-A-16                               _____    _____     __X___   ____________
  2-A-17                               _____    _____     __X___   ____________
  2-A-18                               _____    _____     __X___   ____________
  2-A-19                               _____    _____     __X___   ____________
  2-A-20                               _____    _____     __X___   ____________
  2-A-21                               _____    _____     __X___   ____________
  3-A-1                                _____    _____     __X___   ____________
  3-A-2                                _____    _____     __X___   ____________
  3-A-3                                _____    _____     __X___   ____________
  3-A-4                                _____    _____     __X___   ____________
  3-A-5                                _____    _____     __X___   ____________
  3-A-6                                _____    _____     __X___   ____________
  4-A-1                                _____    _____     __X___   ____________
  4-A-2                                _____    _____     __X___   ____________
  4-A-3                                _____    _____     __X___   ____________
  4-A-4                                _____    _____     __X___   ____________
  4-A-5                                _____    _____     __X___   ____________
  4-A-6                                _____    _____     __X___   ____________
  4-A-7                                _____    _____     __X___   ____________
  4-A-8                                _____    _____     __X___   ____________
  5-A-1                                _____    _____     __X___   ____________
  5-A-2                                _____    _____     __X___   ____________
  5-A-3                                _____    _____     __X___   ____________
  5-A-4                                _____    _____     __X___   ____________
  5-A-5                                _____    _____     __X___   ____________
  5-A-6                                _____    _____     __X___   ____________
  5-A-7                                _____    _____     __X___   ____________
  5-A-8                                _____    _____     __X___   ____________
  6-A-1                                _____    _____     __X___   ____________
  6-A-2                                _____    _____     __X___   ____________
  6-A-3                                _____    _____     __X___   ____________
  6-A-4                                _____    _____     __X___   ____________
  6-A-5                                _____    _____     __X___   ____________
  6-A-6                                _____    _____     __X___   ____________
  1-B-1                                _____    _____     __X___   ____________
  1-B-2                                _____    _____     __X___   ____________
  1-B-3                                _____    _____     __X___   ____________
  1-B-4                                _____    _____     __X___   ____________
  1-B-5                                _____    _____     __X___   ____________
  1-B-6                                _____    _____     __X___   ____________
  2-B-1                                _____    _____     __X___   ____________
  2-B-2                                _____    _____     __X___   ____________
  2-B-3                                _____    _____     __X___   ____________
  2-B-4                                _____    _____     __X___   ____________
  2-B-5                                _____    _____     __X___   ____________
  2-B-6                                _____    _____     __X___   ____________
  A-R                                  _____    _____     __X___   ____________
  P-1                                  _____    _____     __X___   ____________
  P-2                                  _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On April 24, 2008 a revision was made to the December 26, 2007, distribution which was made to holders of the certificates issued by Morgan Stanley Mortgage Loan Trust 2007-15AR. The reason for this amendment is to correct the system setup for the 1A3 and 1A4 classes which were modled incorrectly. This is a reporting correction and no changes to the bondholder payments are needed.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information. Please refer to MSM 2007-15AR: http://www.sec.gov/Archives/edgar/data/762153/000090514807007052
 /efc7-2645_6416886form424b5.htm for an explanation of material terms, parties and abbreviations used in Exhibit 99.1.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Mortgage Loan Trust 2007-15AR, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Morgan Stanley Mortgage Loan Trust 2007-15AR
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)


 /s/ Julie Eichler
 Julie Eichler, Officer

 Date: May 8, 2008


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Mortgage Loan Trust 2007-15AR, relating to the December 26, 2007 distribution.